Note 9 - Subordinated Debentures (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2005 Guaranty Statutory Trust I [Member]	Dec. 31, 2005 Guaranty Statutory Trust II [Member]	Dec. 31, 2005 Guaranty Statutory Trust I [Member]	Dec. 31, 2005 Guaranty Statutory Trust II [Member]
Guarantor Obligations, Maximum Exposure, Undiscounted			$ 5,000,000	$ 10,000,000
Subordinated Debt	$ 15,465,000	$ 15,465,000			$ 5,155,000	$ 10,310,000